Pay vs Performance Disclosure - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Apr. 20, 2025	Dec. 31, 2024
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure
Year	Summary Compensation Table Total for PEO 1¹ ($)	Summary Compensation Table Total for PEO 2¹ ($)	Compensation Actually Paid to PEO 1[1,2,3] ($)	Compensation Actually Paid to PEO 2[1,2,3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	Value of Initial Fixed $100 Investment based on:[4] TSR($)	Net Income($ Millions)
2025	1,663,603	324,985	485,929	324,985	369,695	277,512	2.94	(17.3)
2024	N/A	435,767	N/A	435,767	436,672	417,922	4.00	(19.8)

Non-PEO NEO Average Total Compensation Amount		$ 369,695		$ 436,672
Non-PEO NEO Average Compensation Actually Paid Amount		$ 277,512		417,922
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Description of Relationship Between PEOs and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the two most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]

Description of Relationship Between PEOs and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the two most recently completed fiscal years.

Total Shareholder Return Amount		$ 2.94		4.00
Net Income (Loss) Attributable to Parent		(17,300,000)		(19,800,000)
PEO Name	Abizer Gaslightwala		Samir R. Patel
Average Exclusion of Stock Awards and Option Awards [member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(103,008)		(70,125)
Average Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		10,824		51,375
Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		8,470		48,335
Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Average Vesting Date Fair Valueof Equity Awards Granted During Yearthat Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Average Changein Fair Valuefrom Last Dayof Prior Yearto Vesting Dateof Equity Awardsthat Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,354		3,040
Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Total Average Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		10,824		51,375
PEO 2¹
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		324,985		435,767
PEO Actually Paid Compensation Amount		324,985		435,767
PEO 2¹ | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(324,985)		(435,767)
PEO 2¹ | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		324,985		435,767
PEO 2¹ | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO 2¹ | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO 2¹ | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		324,985		435,767
PEO 2¹ | Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO 2¹ | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO 2¹ | Total - Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		324,985		$ 435,767
PEO 1¹
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		1,663,603
PEO Actually Paid Compensation Amount		485,929
PEO 1¹ | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,332,542)
PEO 1¹ | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		154,868
PEO 1¹ | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		154,868
PEO 1¹ | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO 1¹ | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO 1¹ | Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO 1¹ | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO 1¹ | Total - Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 154,868